KL Allocation Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 76.1%
	COMMUNICATION SERVICES — 5.1%
3,994	Electronic Arts, Inc.	$522,335
9,588	Liberty Media Corp.- Liberty Formula One - Class A*	527,052
32,908	Pinterest, Inc. - Class A*	836,522
5,260	Spotify Technology S.A.*[1]	417,749
2,878	Take-Two Interactive Software, Inc.*	304,176
		2,607,834
	CONSUMER DISCRETIONARY — 4.8%
4,230	Amazon.com, Inc.*	408,364
4,928	Bandai Namco Holdings, Inc.	326,531
5,196	Etsy, Inc.*	686,340
642	MercadoLibre, Inc.*	597,693
1,930	Tractor Supply Co.	436,778
		2,455,706
	CONSUMER STAPLES — 7.8%
18,700	Ajinomoto Co., Inc.	592,096
3,238	Carlsberg A/S - Class B	409,329
1,682	Constellation Brands, Inc. - Class A	432,863
5,370	General Mills, Inc.	458,061
6,784	Mondelez International, Inc. - Class A	458,666
3,564	Nestle S.A.	424,178
3,004	Procter & Gamble Co.	448,077
12,002	Yakult Honsha Co., Ltd.	765,975
		3,989,245
	FINANCIALS — 1.7%
1,216	FactSet Research Systems, Inc.	560,929
2,654	Raymond James Financial, Inc.	310,252
		871,181
	HEALTH CARE — 22.0%
5,790	AstraZeneca PLC	783,626
6,870	BioMerieux	693,186
5,808	Bio-Techne Corp.	493,622
12,064	Boston Scientific Corp.*	546,137
2,026	Danaher Corp.	553,929
2,318	Eli Lilly & Co.	860,164
2,218	Illumina, Inc.*	483,701
17,318	Ionis Pharmaceuticals, Inc.*	706,401
1,806	Johnson & Johnson	321,468
4,686	LHC Group, Inc.*	765,739
4,910	Masimo Corp.*	711,655

KL Allocation Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
6,370	Merck & Co., Inc.	$701,464
23,112	Meridian Bioscience, Inc.*	739,584
6,533	Novo Nordisk A/S - Class B	819,482
15,052	Supernus Pharmaceuticals, Inc.*	552,710
47,964	Vanda Pharmaceuticals, Inc.*	523,287
2,670	Veeva Systems, Inc. - Class A*	508,261
1,466	Vertex Pharmaceuticals, Inc.*	463,842
		11,228,258
	INDUSTRIALS — 13.3%
4,146	Ametek, Inc.	590,473
14,704	Cargotec Oyj - Class B	612,744
2,416	Carlisle Cos., Inc.	635,674
1,244	Cintas Corp.	574,454
1,726	Cummins, Inc.	433,502
3,152	Eaton Corp. PLC[1]	515,194
5,322	Emerson Electric Co.	509,688
10,436	Ingersoll Rand, Inc.	563,231
2,056	L3Harris Technologies, Inc.	466,877
2,284	Nordson Corp.	540,143
1,328	W.W. Grainger, Inc.	800,864
5,670	Westinghouse Air Brake Technologies Corp.	573,180
		6,816,024
	INFORMATION TECHNOLOGY — 17.5%
5,536	Akamai Technologies, Inc.*	525,145
8,588	Amdocs Ltd.[1]	763,130
2,222	Analog Devices, Inc.	381,984
4,530	Arista Networks, Inc.*	631,029
3,744	Aspen Technology, Inc.*	862,992
2,204	Autodesk, Inc.*	445,098
11,976	CTS Corp.	508,980
15,004	FARO Technologies, Inc.*	448,920
3,724	Lasertec Corp.	701,981
6,652	Microchip Technology, Inc.	526,772
9,170	NetScout Systems, Inc.*	341,858
3,180	Novanta, Inc.*[1]	501,645
5,900	Paychex, Inc.	731,777
4,774	PTC, Inc.*	607,300
9,356	Shopify, Inc. - Class A*[1]	382,473
11,704	Worldline S.A./France*	554,424
		8,915,508

KL Allocation Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 3.1%
148,896	B2Gold Corp.	$519,122
122,384	Kinross Gold Corp.	505,839
13,700	Wheaton Precious Metals Corp.	534,679
		1,559,640
	UTILITIES — 0.8%
2,470	Sempra Energy	410,489
	TOTAL COMMON STOCKS
	(Cost $37,061,137)	38,853,885
	EXCHANGE-TRADED FUNDS — 22.9%
71,308	iShares 1-3 Year Treasury Bond - ETF	5,805,897
116,766	WisdomTree Floating Rate Treasury Fund	5,867,492
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $11,761,023)	11,673,389
	SHORT-TERM INVESTMENTS — 1.1%
548,804	Fidelity Institutional Government Portfolio - Class I, 3.50%[2]	548,804
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $548,804)	548,804
	TOTAL INVESTMENTS — 100.1%
	(Cost $49,370,964)	51,076,078
	Liabilities Less Other Assets — (0.1)%	(38,883)
	TOTAL NET ASSETS — 100.0%	$51,037,195

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.